Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 32,785,800	$ 26,504,913	$ 1,070,731
SILICON INTEGRATED SYSTEMS CORP. (SIS) [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,373,060	$ 0
Percentage of ownership or voting rights, Associates	19.02%	0.00%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,990,073	$ 1,862,245
Percentage of ownership or voting rights, Associates	13.78%	13.78%
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates and joint ventures [line items]
Amount	$ 13,644,560	$ 13,285,169
Percentage of ownership or voting rights, Associates	13.05%	13.27%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	45.44%	45.44%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 625,667	$ 426,070
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,109,906	$ 2,117,678
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 235,098	$ 210,690
Percentage of ownership or voting rights, Associates	40.00%	40.00%
PURIUMFIL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 11,474	$ 14,622
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) [member]
Investments in associates and joint ventures [line items]
Amount	$ 4,126,878	$ 2,980,984
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN) [member]
Investments in associates and joint ventures [line items]
Amount	$ 7,516,327	$ 5,455,743
Percentage of ownership or voting rights, Associates	26.78%	26.78%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 93,793	$ 97,156
Percentage of ownership or voting rights, Associates	25.14%	25.14%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	23.98%	23.98%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 58,964	$ 54,556
Percentage of ownership or voting rights, Associates	10.38%	10.38%